Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Share Capital
As of December 31, 2022 and 2023, the Group has 1,000,000,000 shares authorized to issue and details are as follows:

	December 31, 2022			December 31, 2023
	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)	Number of issued shares	Par value per share (Korean won)	Ordinary Shares (in millions of Korean won)
Ordinary shares 1	261,111,808	￦ 5,000	￦ 1,564,499	257,860,760	￦ 5,000	￦ 1,564,499

1
The Group retired 55,039,007 treasury shares against retained earnings.
Based on the local regulations
 in Korea, upon retirement of shares, the Company has decreased the number of
shares
issued but
has
not
decreased
the ordinary shares
capital
.